Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Recognized Stock Based Compensation

For the three months ended March 31, 2021 and 2020, the Company recognized stock-based compensation expense as follows:

	Three Months Ended March 31,
(Amounts in 000’s)	2021	2020
Non-employee compensation:
Board restricted stock	$—	$12
Total stock-based compensation expense	$—	$12

The following table summarizes employee and nonemployee stock based compensation for the years ended December 31, 2020 and 2019:

	Year Ending December 31,
Amounts in (000's)	2020	2019
Non-employee compensation:
Restricted stock	$49	$92
Total non-employee stock-based compensation expense	$49	$92
Total stock-based compensation expense	$49	$92

Summary of Company's Stock Option Activity

The following summarizes the Company’s employee and non-employee stock option activity for the years ended December 31, 2020 and 2019:

	Number of Options (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding and vested at December 31, 2018	15	$47.77	5.4	$—
Outstanding and vested at December 31, 2019	15	$47.77	4.4	$—
Expired	(2)	$49.73	—
Outstanding and vested at December 31, 2020	13	$47.53	3.5	$—

(a)	Represents the aggregate gain on exercise for vested in-the-money options.

Schedule of Exercise Price Range

The following summary information reflects stock options outstanding, vested and related details as of December 31, 2020:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$15.72 - $47.99	9	3.9	$46.81	9	$46.81
$48.00 - $51.60	4	2.8	$48.96	4	$48.96
Total	13	3.5	$47.53	13	$47.53

Schedule of Common Stock Warrant Activity

The following summarizes the Company’s employee and non-employee common stock warrant activity for the years ended December 31, 2020 and 2019:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding and vested at December 31, 2018	85	$45.53	3.7	$—
Expired	(27)	$31.72
Outstanding and vested at December 31, 2019	58	$52.09	4.0	$—
Outstanding and vested at December 31, 2020	58	$52.09	3.0	$—

(a)	Represents the aggregate gain on exercise for vested in-the-money warrants.

Summary of Company's Restricted Stock Activity

The following table summarizes the Company’s restricted stock activity for the three months ended March 31, 2021:

	Number of Shares (000's)	Weighted Avg. Grant Date Fair Value
Unvested, December 31, 2020	14	$3.60
Vested	(14)	$3.60
Unvested, March 31, 2021	-	$-

The following summarizes the Company’s restricted stock activity for the years ended December 31, 2020 and 2019:

	Number of Shares (000's)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2018	48	$6.20
Vested	(19)	$8.65
Unvested at December 31, 2019	29	$4.63
Vested	(15)	$5.53
Unvested at December 31, 2020	14	$3.60

Warrant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Exercise Price Range

The following summary information reflects warrants outstanding, vested and related details as of December 31, 2020:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$36.00 - $47.99	14	1.4	$46.71	14	$46.71
$48.00 - $59.99	42	3.5	$52.99	42	$52.99
$60.00 - $70.80	2	2.4	$70.80	2	$70.80
Total	58	3.0	$52.09	58	$52.09